Presentation of Financial Statements and Significant Accounting Practices Adopted - Investments in Associates Accounted for Using Equity Method (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Attend Ambiental Ltda. [member]
Investments In Associates Accounted For Using Equity Method [line items]
Main activity	Treatment of liquid effluents
Host country	Brazil
Interest held	-
Percentage of ownership interest			55.00%
Metropolitana Servicos Ambientais Ltda. [member]
Investments In Associates Accounted For Using Equity Method [line items]
Main activity	Waste management center
Host country	Brazil
Interest held	Direct
Percentage of ownership interest	50.00%	50.00%	50.00%
Terrestre Ambiental Ltda. [member]
Investments In Associates Accounted For Using Equity Method [line items]
Main activity	Waste management center
Host country	Brazil
Interest held	-
Percentage of ownership interest			40.00%
CGR Catanduva - Centro de Gerenciamento de Residuos Ltda. [member]
Investments In Associates Accounted For Using Equity Method [line items]
Main activity	Waste management center
Host country	Brazil
Interest held	-
Percentage of ownership interest			50.00%
Logstica Ambiental De Sao Paulo SA Loga [member]
Investments In Associates Accounted For Using Equity Method [line items]
Main activity	Cleaning and collection services
Host country	Brazil
Interest held	-
Percentage of ownership interest			38.00%
Unidade de Tratamento de Residuos - UTR S.A. [member]
Investments In Associates Accounted For Using Equity Method [line items]
Main activity	Waste management center
Host country	Brazil
Interest held	-
Percentage of ownership interest			54.00%